Cover	Dec. 29, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2020
Entity File Number	001-38795
Entity Registrant Name	RMG Acquisition Corp.
Entity Central Index Key	0001757932
Entity Tax Identification Number	83-2289787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4380 Ayers Avenue
Entity Address, City or Town	Vernon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058
City Area Code	844
Local Phone Number	257-8557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	RMG Acquisition Corp.
Class A Common stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RMO
Security Exchange Name	NYSE
Warrants To Purchase Class Common Stock Member
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	RMO.WT
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	50 West Street, Suite 40-C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006